Financial Liabilities (Non-Current and Current) - Summary of Gross Financial Debt (Detail) € in Millions, $ in Millions	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)
Disclosure of financial liabilities [line items]
Financial liabilities	€ 30,972		€ 32,864
USD [member]
Disclosure of financial liabilities [line items]
Financial liabilities	5,633	$ 6,450	5,977	$ 7,168
GBP [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,416	1,267	1,427	1,266
BRL [member]
Disclosure of financial liabilities [line items]
Financial liabilities	588	2,609	1,478	5,863
JPY [member]
Disclosure of financial liabilities [line items]
Financial liabilities	159	$ 20,033	148	$ 20,031
EUR [member]
Disclosure of financial liabilities [line items]
Financial liabilities	€ 23,176		€ 23,834